Debt - Capital Leases (Details) $ in Millions	Dec. 31, 2017 USD ($)
Debt Disclosure [Abstract]
2018	$ 682
2019	634
2020	338
2021	151
2022	67
Thereafter	172
Total	2,044
Included in Total
Interest	169
Maintenance	$ 51